Matthews Asia Growth Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 97.3%

	Shares	Value

CHINA/HONG KONG: 45.4%
Bilibili, Inc. ADR[b]	1,147,000	$122,797,820
Wuxi Biologics Cayman, Inc.[b,c,d]	8,236,000	103,862,189
BeiGene, Ltd. ADR[b]	224,200	78,039,536
Innovent Biologics, Inc.[b,c,d]	6,984,500	71,431,987
XPeng, Inc. ADR[b]	1,716,275	62,661,200
Shenzhou International Group Holdings, Ltd.	2,365,300	49,473,919
Burning Rock Biotech, Ltd. ADR[b]	1,528,948	41,159,280
Baozun, Inc. ADR[b]	1,054,700	40,226,258
Shimao Services Holdings, Ltd.[b,c,d]	16,742,000	36,997,578
Shenzhen Inovance Technology Co., Ltd. A Shares	2,817,075	36,880,450
Alibaba Group Holding, Ltd.[b]	1,173,600	33,345,058
InnoCare Pharma, Ltd.[b,c,d]	13,816,000	32,476,191
Silergy Corp.	345,000	28,456,140
Hansoh Pharmaceutical Group Co., Ltd.[b,c,d]	5,620,000	26,959,144
RemeGen Co., Ltd. H Shares[b,c,d]	2,011,000	25,155,856
JD Health International, Inc.[b,c,d]	1,437,400	20,909,687
Hangzhou Tigermed Consulting Co., Ltd. H Shares[b,c,d]	1,023,000	20,372,636
Jiangsu Hengrui Medicine Co., Ltd. A Shares	1,434,048	20,216,790
Chindata Group Holdings, Ltd. ADR[b]	1,094,700	18,106,338
Jacobio Pharmaceuticals Group Co., Ltd.[b,c,d]	8,477,400	17,601,726
Peijia Medical, Ltd.[b,c,d]	5,343,000	17,089,412
Alphamab Oncology[b,c,d]	11,510,000	16,766,082
AK Medical Holdings, Ltd.[c,d]	11,702,000	14,971,704
KE Holdings, Inc. ADR[b]	253,067	14,419,758
Adagene, Inc. ADR[b]	753,700	13,528,915
Cloopen Group Holding, Ltd. ADR[b]	964,000	13,235,720
Yatsen Holding, Ltd. ADR[b]	1,044,900	12,904,515
Kuaishou Technology[b,c,d]	367,000	12,746,170
JW Cayman Therapeutics Co., Ltd.[b,c,d]	2,715,000	10,929,543
Total China/Hong Kong		1,013,721,602

JAPAN: 26.7%
Sony Corp.	679,300	71,892,679
SoftBank Group Corp.[b]	552,400	47,030,031
Nintendo Co., Ltd.	74,900	42,216,301
Nidec Corp.	289,200	35,261,529
Terumo Corp.	921,900	33,362,018
Shin-Etsu Chemical Co., Ltd.	193,200	32,728,153
Advantest Corp.	369,300	32,436,434
Daiichi Sankyo Co., Ltd.	951,000	27,746,162
M3, Inc.	400,400	27,486,688
Nitori Holdings Co., Ltd.	140,300	27,176,712
Sansan, Inc.[b]	299,800	25,879,733
PeptiDream, Inc.[b]	555,300	25,437,695
Keyence Corp.	55,500	25,294,471
Hikari Tsushin, Inc.	121,500	24,496,444
HEALIOS KKb	1,243,200	18,789,245
Freee KKb	218,700	18,684,705
Sysmex Corp.	168,900	18,231,685
Chugai Pharmaceutical Co., Ltd.	427,900	17,387,220
Japan Elevator Service Holdings Co., Ltd.	805,200	17,351,733
Nihon M&A Center, Inc.	629,400	17,071,582
Sosei Group Corp.[b]	550,900	9,844,799

	Shares	Value
Appier Group, Inc.[b]	124,800	$1,814,658
Total Japan		597,620,677

INDIA: 9.4%
HDFC Bank, Ltd.[b]	2,837,251	58,077,799
Bajaj Finance, Ltd.	655,186	46,384,807
Reliance Industries, Ltd.	1,361,517	37,436,580
Avenue Supermarts, Ltd.[b,c,d]	789,988	30,950,983
Dabur India, Ltd.	3,753,077	27,790,809
Dr. Lal PathLabs, Ltd.[c,d]	269,487	9,991,102
Total India		210,632,080

UNITED STATES: 4.0%
Schrodinger, Inc.[b]	392,000	29,905,680
Terns Pharmaceuticals, Inc.[b]	1,071,421	23,571,262
Legend Biotech Corp. ADR[b]	771,938	22,401,641
Turning Point Therapeutics, Inc.[b]	135,900	12,854,781
Total United States		88,733,364

AUSTRALIA: 3.4%
CSL, Ltd.	194,746	39,358,923
Oil Search, Ltd.	11,936,340	37,319,973
Total Australia		76,678,896

INDONESIA: 3.2%
PT Bank Rakyat Indonesia Persero	205,971,900	62,488,644
PT Mayora Indah	54,105,900	9,765,733
Total Indonesia		72,254,377

TAIWAN: 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	360,300	42,616,284
Total Taiwan		42,616,284

SINGAPORE: 1.5%
Sea, Ltd. ADR[b]	151,800	33,886,314
Total Singapore		33,886,314

VIETNAM: 0.7%
Vietnam Dairy Products JSC	3,739,910	15,983,710
Total Vietnam		15,983,710

SWITZERLAND: 0.7%
ADC Therapeutics SAb	607,800	14,836,398
Total Switzerland		14,836,398

BANGLADESH: 0.4%
BRAC Bank, Ltd.	16,492,536	7,912,766
Total Bangladesh		7,912,766

1	MATTHEWS ASIA FUNDS

Matthews Asia Growth Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

SRI LANKA: 0.0%
Sampath Bank PLC	1,828,814	$495,445
Total Sri Lanka		495,445

TOTAL INVESTMENTS: 97.3%		2,175,371,913
(Cost $1,463,395,327)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.7%		60,040,182

NET ASSETS: 100.0%		$2,235,412,095

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2021, the aggregate value is $469,211,990, which is 20.99% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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